Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Oct. 16, 2023	Apr. 27, 2023	Mar. 23, 2023	Oct. 28, 2022	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Maximum maturity period of investments held in trust account		185 days
Investments held in trust account	$ 23,124,223	$ 25,517,987						$ 233,452,747
Temporary equity, shares subject to possible redemption (in Shares)						20,542,108
Expenses payable on dissolution	100,000	100,000
Deferred underwriting fees					$ 2,415,000
Federal depository insurance coverage	250,000	250,000
Redemption price per share (in Dollars per share)						$ 10.23
Deferred underwriting fee payable	5,635,000	8,050,000	$ 4,135,000					$ 8,050,000
Unrecognized tax benefits
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	13,617,198	13,507,794
Cash underwriting fees	4,600,000	4,600,000
Deferred underwriting fees	8,050,000	8,050,000
Other offering costs	967,198	857,794
Offering costs, reduction of temporary equity	12,907,420	12,907,420
Offering costs, reduction of permanent equity	600,374	$ 600,374
Deferred underwriting fee payable	$ 8,050,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share, amount (in Shares)	21,550,000	21,550,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary equity, shares subject to possible redemption (in Shares)	2,080,915	2,457,892		376,977				23,000,000
Redemption price per share (in Dollars per share)				$ 10.72
Class A Ordinary Shares [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary equity, shares subject to possible redemption (in Shares)	23,000,000	23,000,000
Re-measurement of carrying value to redemption value	$ 1,647,439	$ 2,129,761
Redemption price per share (in Dollars per share)	$ 10.15